Cash and Cash Equivalents - Additional Information (Details) $ in Thousands	Dec. 06, 2024 ARS ($)	Dec. 31, 2024 ARS ($)	Dec. 06, 2024 USD ($)	Dec. 31, 2023 ARS ($)
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt Securities		$ 1,096,011,970		$ 219,201,761
GGAL Holdings S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash transferred	$ 395,221,502
Other tangible or intangible assets transferred	867,709,171
Share issue related cost	739,572,218
Inflation Effect	22,845,981
GGAL Holdings S.A. | HSBC Latin America B.V.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Non-current liabilities	15,790,890		$ 14,319,030.00
GGAL Holdings S.A. | Negotiable Obligation | HSBC Latin America B.V.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Debt Securities	$ 89,500,082		$ 81,158,000
HSBC Bank Argentina S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Percentage of equity investments	99.99383%		99.99383%
Total consideration	$ 1,262,930,673
HSBC Argentina Holdings S.A., HSBC Participaciones (Argentina) S.A., HSBC Global Asset Management S.A., HSBC Seguros de Vida (Argentina) S.A., and HSBC Seguros de Retiro (Argentina) S.A.
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Percentage of equity investments	100.00%		100.00%